Expense Example - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Europe Fund - Class A
Expense Example:
1 year	$ 663
3 years	851
5 years	1,055
10 years	1,641
Fidelity Advisor Europe Fund - Class C
Expense Example:
1 year	270
3 years	526
5 years	907
10 years	1,777
Fidelity Advisor Europe Fund - Class M
Expense Example:
1 year	465
3 years	709
5 years	971
10 years	1,721
Fidelity Advisor Europe Fund - Class I
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	798
Fidelity Advisor Europe Fund - Class Z
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	$ 653